Commitments And Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.	COMMITMENTS AND CONTINGENCIES
(a)	Capital commitment

As at December 31, 2020, the Group had the following capital commitments: 1) RMB148,426 related to investments in joint venture and business acquisitions, and 2) of RMB1,838 related to purchase of property and equipment.

(b)	Operating lease commitment

The Group had outstanding commitment on several non-cancellable operating lease agreements which were expected to commence in the first half of 2021. Operating lease commitment contracted but not yet reflected in the consolidated financial statements as of December 31, 2020 were as follows:

	Total	Less Than 1 Year	1 - 3 Years	3 - 5 Years
	RMB	RMB	RMB	RMB
Operating lease commitment	23,254	4,563	11,892	6,799

(c)	Products and services purchase commitment

As at December 31, 2020, the Group’s products and services purchase commitment amounted to RMB 492,618.

(d)	Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. As of December 31,2019 and 2020, the Group was not involved in any legal or administrative proceedings that the Group believes may have a material adverse impact on the Group's business, balance sheets or results of operations and cash flows.